Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Policyholder reserves	$ 1,319,161	$ 1,351,638
Deferred acquisition costs	64,394	50,739
Deferred financing costs		2,154
Investments	61,318
Other assets	7,611	3,800
Total deferred tax assets	1,452,484	1,408,331
Valuation allowance	(65,654)
Deferred tax assets, after valuation allowance	1,386,830	1,408,331
Deferred tax liabilities
Value of business acquired	(32,397)	(28,356)
Amounts recoverable from reinsurers	(1,383,677)	(1,347,620)
Intangibles	(1,092)	(1,092)
Investments	(533)	(54,605)
Other liabilities	(731)	(1,243)
Total deferred tax liabilities	(1,418,430)	(1,432,916)
Net deferred tax asset (liability)	$ (31,600)	$ (24,585)